UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-PX
                                    ________

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 INVESTMENT COMPANY ACT FILE NUMBER:  811-23028

                     WINTON DIVERSIFIED OPPORTUNITIES FUND
               (Exact name of registrant as specified in charter)
                                    ________

                                SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Address of principal executive offices)
                                    ________

                                Michael Beattie
                              C/O SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Name and address of agent for service)
                                    ________

                 Registrant's Telephone Number: 1-866-330-9999
                      Date of Fiscal Year End: October 31
            Date of Reporting Period: July 1, 2016 to June 30, 2017

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ITEM 1. PROXY VOTING RECORD.

                     WINTON DIVERSIFIED OPPORTUNITIES FUND

  There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WINTON DIVERSIFIED OPPORTUNITIES FUND

By:   /s/ Michael Beattie
      -------------------
      Michael Beattie
      President
      Date: August 30, 2017